Right-of-use assets - Disclosure of right-of-use assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Right-of-use assets
Beginning balance	$ 230,124
Impairment	(88,596)
Ending balance	1,165,181	$ 230,124
Offices
Right-of-use assets
Beginning balance	230,124	361,036
Additions	1,166,652
Disposals	(41,699)
Impairment	(88,596)
Depreciation	(101,300)	(130,912)
Ending balance	$ 1,165,181	$ 230,124